Stock-based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 19, 2021 shares	Nov. 30, 2021	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 27, 2019 STOCKHOLDER TERM $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock splits ratio	4.969669		4.969669
Awards outstanding (in shares) | shares	12,630,417
Award vesting period			2 years 4 months 2 days
Cost not yet recognized, amount			$ 6,219
Restricted Common Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock splits ratio	4.969669
Award vesting period		4 years
Total expenses			$ 9,551	$ 0
Restricted Common Stock Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting rights		10.00%
Restricted Common Stock Awards | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting rights		30.00%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			2 years 7 months 17 days
Total expenses			$ 3,402	$ 0
Cost not yet recognized, amount			$ 20,616
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 months
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock may be issued or issuable (in shares) | shares				2,250,000
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares) | shares	2,541,501		3,250,000
Stock Restriction Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stockholders participated | STOCKHOLDER					2
Cash purchase price (in dollars per share) | $ / shares					$ 19.67
Number of quarterly installments to repurchase | TERM					12
Stock-based compensation expense			$ 4,942	$ 3,295